Equity (Details) - USD ($)			6 Months Ended	12 Months Ended
	Jan. 25, 2023	Sep. 10, 2019	Mar. 31, 2024	Sep. 30, 2023	Aug. 31, 2023	Jun. 30, 2023	Jun. 30, 2021	Jun. 01, 2021	Jan. 31, 2021
Equity [Line Items]
Net profit after income tax percentage			10.00%
Statutory reserve			50.00%
Restricted net assets (in Dollars)			$ 37,222,637	$ 26,912,729
Ordinary shares					4,942,904	10,000,000	1,794,871
Exercise price per share (in Dollars per share)							$ 4.68
Public offering to purchase					10,000,000				303,850
Ordinary shares, shares issued			2,553,514	2,552,576
Investors exercised (in Dollars)				$ 1,794,871
Warrant shares				8,498,125				217,948
Ordinary share excise price (in Dollars per share)								$ 5.85
Ordinary shares par value (in Dollars per share)			$ 0.04	$ 0.04
Investor purchase				33,992,500
Ordinary price per share				1.13
Exchange warrant				26,093,088
Cashless option to receive ordinary shares				26,093,088
Shares Granted				7,899,412
Hengmao [Member]
Equity [Line Items]
Equity interest percentage			19.13%
Cenbird E-Motorcycle [Member]
Equity [Line Items]
Equity interest percentage		49.00%
Changzhou Higgs [Member]
Equity [Line Items]
Equity interest percentage	40.00%
Tianjin Dilang [Member]
Equity [Line Items]
Equity interest percentage			80.00%
Warrant [Member]
Equity [Line Items]
Ordinary shares									303,850
Exercise price per share (in Dollars per share)									$ 4.4
Ordinary shares, shares issued				806,243
Ordinary shares par value (in Dollars per share)						$ 1.2
Common Stock [Member]
Equity [Line Items]
Ordinary shares, shares issued									224,289